Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

In accordance with Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a reconciliation of the Company’s cash and cash equivalents in the condensed consolidated balance sheets to cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows for all periods presented is as follows (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Cash and cash equivalents	$8,706	$7,619
Restricted cash (1)	50	-
Cash, cash equivalents, and restricted cash as shown in the condensed consolidated statements of cash flows	$8,756	$7,619

(1)	Restricted cash entirely represents the deposit required to maintain the Company’s corporate credit card program.